Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

16.Income taxes

The Group recognized less than CHF 0.1 million in income taxes and no deferred tax asset or liability positions for the years ended December 31, 2025, 2024 and 2023, respectively. The Group’s expected tax expense for each year is based on the applicable tax rates in each jurisdiction. In 2025, these rates ranged from 13.6% to 34.0% (13.6% - 33.8% for 2024 and 2023) in the Group’s respective tax jurisdictions. The weighted average tax rate applicable to the Group was 13.6% (13.6% for 2024 and 2023, respectively).

The Group’s income tax expense for each year can be reconciled to loss before tax as follows:

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Loss before income tax	(70,447)	(50,913)	(54,223)
Tax benefit calculated at the domestic rates applicable in the respective countries	(9,586)	(6,925)	(7,371)
(Income not subject to tax)/expenses not deductible for tax purposes	598	692	611
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	8,988	6,236	6,770
Effective income tax rate expense	—	3	10

The Swiss tax rate used for the 2025 reconciliations is the corporate tax rate of 13.6% (13.6% in 2024 and 2023, respectively) payable by corporate entities in the Canton of Vaud, Switzerland on taxable profits under tax law in that jurisdiction.

The below table details the total unrecognized deductible temporary differences, unused tax losses and unused tax credits:

	As of
	December 31,
In CHF thousands	2025	2024
Unrecognized deductible temporary differences, unused tax losses and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:
Tax losses	362,290	343,589
Deductible temporary differences related to:
Retirement benefit plan	8,645	8,844
Total	370,935	352,433

The following table details the tax losses carry forwards of the Company and their respective expiry dates:

	As of
	December 31,
In CHF thousands	2025	2024
Tax losses split by expiry date:
December 31, 2025	—	48,894
December 31, 2026	—	—
December 31, 2027	57,824	57,824
December 31, 2028	75,204	75,204
December 31, 2029	66,936	66,936
December 31, 2030	48,883	48,883
December 31, 2031	45,848	45,848
December 31, 2032	67,595	—
Total unrecorded tax loss carryforwards	362,290	343,589

The tax losses available for future offset against taxable profits have increased by CHF 18.7 million from 2024, representing the amount of tax losses that are additionally available as an offset reduced by expiring tax losses in 2025 of CHF 48.9 million, subject to expiration as disclosed in the table above, against future taxable income.

Consistent with prior years, the Company has not recorded any deferred tax assets in relation to the past tax losses available for offset against future profits as the recognition criteria were not met at the balance sheet date.